Summary of Maturity Profile of the Contractual Cash Flow (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	$ 14,065,019	$ 10,600,080	$ 852,481	$ 1,496,510
Total loans payable	3,464,450	166,555	649,047
Lease liability	141,695	8,609	15,324		$ 39,809
Total liabilities	36,397,856	16,392,288	10,982,859	$ 13,274,494
Contractual liablities [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	14,065,019	10,600,080	852,481
Total loans payable	3,464,450	166,555	649,047
Lease liability	236,491	9,614	20,196
RSU obligation	18,398	295,747
Convertible debt	13,349,887
Derivative liability		4,827	472,899
Total liabilities	31,134,245	11,076,823	1,994,623
Contractual liablities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	14,065,019	10,600,080	852,481
Total loans payable	3,464,450	145,866	630,534
Lease liability	58,919	4,807	6,732
RSU obligation	18,398	295,747
Convertible debt	1,361,525
Derivative liability
Total liabilities	18,968,311	11,046,500	1,489,747
Contractual liablities [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Total loans payable		20,689	18,513
Lease liability	116,651	4,807	13,464
RSU obligation
Convertible debt	11,988,362
Derivative liability		4,827	472,899
Total liabilities	12,105,013	30,323	504,876
Contractual liablities [member] | Later than two years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Total loans payable
Lease liability	60,921
RSU obligation
Convertible debt
Derivative liability
Total liabilities	$ 60,921